Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The consolidated effective tax rate of the Corporation for the three months ended September 30, 2021 and 2020, was (0.0%) and (0.0%), respectively. The consolidated effective tax rate of the Corporation for the nine months ended September 30, 2021 and 2020, was (0.0%) and (0.0%), respectively. The Corporation continues to be in a net operating loss and net deferred tax asset position. As a result, and in accordance with accounting standards, the Corporation recorded a valuation allowance to reduce the value of the net deferred tax assets to zero. The Corporation believes that as of September 30, 2021, it had no material uncertain tax positions. Interest and penalties related to unrecognized tax expense (benefits) are recognized in income tax expense, when applicable.
There were no material liabilities for interest and penalties accrued as of September 30, 2021, and December 31, 2020.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was signed into law in the U.S. to provide certain relief in connection with the COVID-19 pandemic. In addition, governments around the world have enacted or implemented various forms of tax relief measures in response to the economic conditions in the wake of COVID-19. On December 27, 2020, the "Consolidated Appropriations Act, 2021" was signed into law in the U.S. to amend or extend several significant COVID related relief provisions of the CARES Act. The Corporation has determined that neither the CARES Act and Consolidated Appropriations Act nor changes to income tax laws or regulations in other jurisdictions had a significant impact on the Corporation’s effective tax rate.
Income taxes
The provision for income taxes consisted of the following for the years ended December 31, 2020 and 2019, respectively:

Year ended December 31,	2020	2019
	(in thousands)
Current provision	$(2)	$(2)
Deferred expense	2	2
Provision for income taxes	$—	$—
The provision for income taxes was different from the amount computed using the federal statutory rate of 21% for the years ended December 31, 2020 and 2019, respectively, due to the following:

Year ended December 31,	2020	2019
	(in thousands)
Income tax provision at federal statutory rate (21%)	$(28,642)	$(76,385)
Interest on convertible securities	6,537	3,505
Interest on convertible securities discount	4,423	3,257
Debt issuance cost related to convertible securities	—	76
Derivative liability related to convertible securities	(19,688)	29,098
Warrant expense	16,823	596
Meals and entertainment	13	210
Health insurance industry fee	2,715	—
Other, net	(766)	—
Valuation allowance	18,585	39,643
Provision for income taxes	$—	$—
The Corporation issued convertible securities for which the interest expense recorded in 2020 and 2019 of approximately $31.1 million and $16.7 million, respectively, is not deductible for tax purposes.
Deferred income tax balances reflect the impact of temporary differences between the tax bases of assets or liabilities and their reported amounts in the Consolidated Financial Statements and are stated at enacted tax rates expected to be in effect when the reported amounts are actually recovered or settled.
Principal components of net deferred tax balances at December 31, 2020 and 2019, respectively, were as follows:

Year ended December 31,	2020	2019
	(in thousands)
Deferred income tax assets:
Net operating loss carryforward (NOL)	$152,423	$133,564
Unpaid claim reserve discounting	335	269
Start-up costs amortization	408	464
Charitable contributions carryforward	154	146
Bonus accrual	52	52
Stock based compensation	2,568	1,554
Convertible securities issuance costs	1	1
Tax credits (AMT)	—	2
Prepaid and accrued expenses	568	683
Property and equipment	1,318	1,779
Capital loss carryforward	—	49
Operating lease liability	2,340	3,109
Premium deficiency reserve	—	3,597
Acquisition costs amortization	60	66
Interest expense carryforward	2,318	1,675
Bad debt reserves	2,363	—
Total deferred income tax assets	164,908	147,010
Less: valuation allowance	(163,204)	(144,619)
Total deferred income tax assets, net of valuation allowance	1,704	2,391
Deferred income tax liabilities:
TCJA Transition Adj. IRC 846	(49)	(58)
Market discount	—	(1)
Operating lease right of use asset	(1,655)	(2,330)
Total deferred income tax liabilities	(1,704)	(2,389)
Net deferred income tax asset	$—	$2
Operating loss and tax credit carryforwards and protective tax deposits
The Corporation has unused operating loss carryforwards available of approximately $725.8 million and $636.0 million as of December 31, 2020 and 2019, respectively, that may be applied against future taxable income. Losses incurred before 2018 in the amount of approximately $295.1 million begin to expire in 2033. The total net operating losses (NOL) is made up of NOLs generated by the consolidated group and NOLs obtained with the 2014 reorganization. A portion of the pre-consolidated NOLs may be limited by special rules known as Separate Return Limitation Year (SRLY) rules. SRLY NOLs can only be used in years that both the consolidated group and the entity that created the SRLY NOLs have taxable income. Due to these limitations and uncertainty regarding the Corporation’s ability to use the loss carryforwards and other deferred tax assets, a valuation allowance of approximately $163.2 million and $144.6 million was established in 2020 and 2019, respectively.
The Corporation does not have deposits admitted under Section 6603 of the Internal Revenue Code.
Impact of tax planning strategies
The Corporation does not have any tax planning strategies that include the use of reinsurance and there are no deferred tax liabilities not recognized.
The Corporation files income tax returns in the United States. The U.S. Internal Revenue Service (IRS) is not currently conducting any income tax audits. The Corporation’s federal income tax returns filed related to tax years subsequent to 2016 remain subject to examination by the IRS. The Corporation is not aware of any material adjustments that may be proposed as a result of any ongoing or future examinations and does not have material uncertain tax positions reflected in the Consolidated Balance Sheets.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was signed into law in the U.S. to provide certain relief as a result of the COVID-19 pandemic. In addition, governments around the world have enacted or implemented various forms of tax relief measures in response to the economic conditions in the wake of COVID-19. On December 27, 2020, the “Consolidated Appropriations Act, 2021” was signed into law in the U.S. to amend or extend several significant COVID related relief provisions of the CARES Act. As of December 31, 2020, the Corporation has determined that neither the CARES Act and Consolidated Appropriations Act nor changes to income tax laws or regulations in other jurisdictions had a significant impact on our effective tax rate.